Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

	December 31, 2019			December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 18d)	Level 1	95,332	95,332	60,507	60,507
Derivative instruments (note 13)
Interest rate swap agreements (1)	Level 2	659	659	5,878	5,878
Freight forward agreements (1)	Level 2	(86)	(86)	(57)	(57)

Other:
Short-term debt (note 10)	Level 2	(50,000)	(50,000)	—	—
Advances to equity-accounted for investments	Note (2)	9,930	Note (2)	9,930	Note (2)
Long-term debt, including current portion (note 11)	Level 2	(559,679)	(558,657)	(735,406)	(723,031)
Obligations related to finance leases, including current portion (note 12)	Level 2	(414,788)	(442,648)	(375,289)	(377,652)
Assets held for sale (note 21)	Level 2	37,240	37,240	—	—

(1)
The fair values of the Company's interest rate swap agreements and FFAs at December 31, 2019 and 2018 exclude accrued interest income and expenses, which are recorded in accounts receivables and accrued liabilities, respectively, in these consolidated financial statements.

(2)
The advances to equity-accounted for investments, together with the Company’s investments in the equity-accounted for investments, form the net aggregate carrying value of the Company’s interests in the equity-accounted for investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at December 31, 2019 and 2018 were not determinable.